OPERATING EXPENSES	12 Months Ended
Dec. 31, 2019
OPERATING EXPENSES
Operating Expenses, Disclosure, Explanatory

NOTE 38 - OPERATING EXPENSES

	12/31/2019	12/31/2018	12/31/2017
		(Revised)
Personnel	(5,827,606)	(5,385,351)	(6,578,057)
Material	(279,773)	(261,768)	(263,553)
Services	(2,170,908)	(2,157,242)	(2,067,599)
Personnel, Material and Services (a)	(8,278,287)	(7,804,361)	(8,909,209)

Depreciation and Amortization	(1,807,429)	(1,701,989)	(1,523,906)
Donations and contributions	(156,166)	(137,802)	(163,798)
Operational Provisions/Reversals (b)	(2,005,808)	6,495,463	(4,645,594)
Others	(1,415,834)	(1,166,254)	(1,212,380)
	(13,663,524)	(4,314,943)	(16,454,887)

(a) Personnel, Material and Services

The expenses related to the Consensual Dismissal Plan (PDC) in 2019 totaled R$ 566,551 (R$ 370,139 for the year ended in December 31, 2018. The total number of subscribers was 1,842, of which 1,727 were disconnected by the end of 2019, the remainder is expected to be disconnected in 2020.

(b) Operational Provisions/Reversals

	12/31/2019	12/31/2018	12/31/2017
		(Revised)
Guarantees	101,274	37,783	18,444
Contingencies	(1,757,494)	1,819,710	3,718,687
ECL - Consumers and resellers	(267,938)	160,116	155,399
ECL - Financing and loans	(356,202)	(81,388)	10,582
Onerous contracts	179,003	(1,353,849)	(594,323)
Provision/(Reversal) for losses on investments	334,100	(340,361)	(335,592)
Provision for losses on investments classified as held for sale	—	553,607	—
Impairment of long-term assets	121,581	(6,546,048)	724,766
Provision for ANEEL - CCC	53,063	—	—
TFRH	—	(1,183,583)	517,727
Others	(413,195)	438,550	429,904
	(2,005,808)	(6,495,463)	4,645,594